Janus Henderson Global Sustainable Equity Portfolio Expense Example - Institutional Shares [Member] - Janus Henderson Global Sustainable Equity Portfolio - Institutional Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	539
Expense Example, with Redemption, 5 Years	1,029
Expense Example, with Redemption, 10 Years	$ 2,381